Accrued And Other Current Liabilities - Schedule Of Accrued And Other Current Liabilities (Details) - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Accounts Payable and Accrued Liabilities, Current [Abstract]
Sales tax payable	$ 306,910	$ 230,617	$ 113,526
Deposits	54,102
Accrued streaming service costs	33,286		33,310
Accrued legal costs	27,456	31,355
Accrued subscription costs	24,180	28,774	35,139
Accrued advertising and marketing costs			37,500
Accrued accounting and professional services costs	49,000	94,573	30,000
Accrued payroll and benefit costs	55,703	95,947	106,257
Accrued offering costs		261,090
Other current liabilities	66,709	3,017	5,000
Total accrued and other current liabilities	$ 617,346	$ 745,373	$ 360,732